INCOME TAXES - Summary of reconciliation of effect of applying federal statutory rate and effective income tax rate on income tax provision (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax at statutory rates	(34.00%)	(34.00%)	(34.00%)
Foreign income tax	4.00%
State income tax	(4.00%)	(4.00%)	(4.00%)
Other permanent differences		2.00%	3.00%
Statutory tax rate change			1.00%
Compensation	3.00%	4.00%	5.00%
Capital loss expiration			11.00%
Acquisition costs			6.00%
Change in valuation allowance	24.00%	29.00%	11.00%
Effective tax rate	(7.00%)	(3.00%)	(1.00%)